Intangible Assets - Schedule of Major Class of Our Intangible Assets, Other than Goodwill (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount	$ 14,566,118	$ 13,962,115
Less : Accumulated amortization	(8,285,967)	(6,668,278)
Less : Accumulated impairment for intangible assets	(5,961,888)	(3,400,709)
Intangible assets, net	318,263	3,893,128
Patent [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount	4,701,788	4,506,822
Less : Accumulated amortization	$ (4,308,827)	(3,603,509)
Patent [Member] | Minimum [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	5 months 1 day
Patent [Member] | Maximum [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	1 year 2 months 1 day
Technology [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount	$ 9,864,330	9,455,293
Less : Accumulated amortization	$ (3,977,140)	(3,064,769)
Technology [Member] | Minimum [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	3 years
Technology [Member] | Maximum [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life	3 years
Customer Relation [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Gross carrying amount
Less : Accumulated amortization
Customer Relation [Member] | Minimum [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life
Customer Relation [Member] | Maximum [Member]
Schedule of Major Class of Our Intangible Assets, Other than Goodwill [Line Items]
Remaining useful life